Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other assets [abstract]
Investments receivable and prepaid		¥ 9,493	¥ 1,559
Land use rights	[1]	8,011	8,056
Disbursements		5,327	5,866
Automated policy loans		3,673	3,522
Tax prepaid		3,353	2,257
Due from related parties		717	728
Prepayments to constructors		101	187
Others		8,884	6,865
Total		39,559	29,040
Current		30,713	19,717
Non-current		8,846	9,323
Total		¥ 39,559	¥ 29,040

[1]	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.